Leases - Schedule of Lease Costs (Details) - USD ($)	1 Months Ended	11 Months Ended	12 Months Ended
	Feb. 13, 2024	Dec. 31, 2024	Dec. 31, 2023
Successor [Member]
Schedule of Lease Costs [Line Items]
Operating lease cost		$ 762,057
Variable operating lease cost		581,860
Total lease cost		1,343,917
Right-of-use assets, net		1,464,367
Operating lease liabilities, current		876,392
Operating lease liabilities, non-current		699,107
Total operating lease liabilities		$ 1,575,499
Weighted-average remaining lease term of operating leases (in years)		1 year 9 months
Weighted-average discount rate for operating leases		9.60%
Predecessor [Member]
Schedule of Lease Costs [Line Items]
Operating lease cost	$ 152,887		$ 930,913
Variable operating lease cost	116,371		637,016
Total lease cost	$ 269,258		1,567,929
Right-of-use assets, net			2,189,565
Operating lease liabilities, current			769,092
Operating lease liabilities, non-current			1,575,499
Total operating lease liabilities			$ 2,344,591
Weighted-average remaining lease term of operating leases (in years)			2 years 9 months
Weighted-average discount rate for operating leases			9.60%